RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these condensed consolidated financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Amounts owed to related parties	131	1,291

As of June 30, 2023 and December 31, 2022, the Company had a loan of RMB Nil and US$ 167,000 (equivalent to RMB 1,160,000), respectively, payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand. The loan was forgiven during the six months ended June 30, 2023.

As of June 30, 2023, and December 31, 2022, the Company had a loan of US $20,000 (equivalent to RMB 131,000) and of US $20,000 (equivalent to RMB 131,000), respectively, payable to Mr. Alex Ng, who is the executive director of the Company. This loan is interest free, unsecured and repayable on demand.

	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Amounts owed from related parties	242	-

As of June 30, 2023, the Company had due from CEO of RMB 242,000, the CEO repaid it in full in August 2023.